Document and Entity Information	Oct. 02, 2023
Prospectus:
Document Type	497
Document Period End Date	Oct. 02, 2023
Entity Registrant Name	AIM TREASURER'S SERIES TRUST (INVESCO TREASURER'S SERIES TRUST)
Entity Central Index Key	0000828806
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 02, 2023
Document Effective Date	Oct. 02, 2023
Prospectus Date	Dec. 16, 2022
Invesco Premier Portfolio | Investor Class
Prospectus:
Trading Symbol	IMRXX
Invesco Premier Portfolio | Institutional Class
Prospectus:
Trading Symbol	IPPXX
Invesco Premier Portfolio | Personal Investment Class
Prospectus:
Trading Symbol	IPVXX
Invesco Premier Portfolio | Private Investment Class
Prospectus:
Trading Symbol	IPTXX
Invesco Premier Portfolio | Reserve Class
Prospectus:
Trading Symbol	IRVXX
Invesco Premier Portfolio | Resource Class
Prospectus:
Trading Symbol	IRCXX